EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS - Additional Information (Details) $ in Millions	Dec. 31, 2022 USD ($)
Working capital facility
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Notional value	$ 45
Revolving Credit Facilities
EFFECTIVE INTEREST RATE, OUTSTANDING BORROWINGS
Notional value	$ 47